SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  5
     FILER
      CIK  0000925855
      CCC   tk8hfe#g
      FILE-NUMBER  33-56749
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  33-56749
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 6
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 774           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 774
Connecticut Traditional Trust 270                      24,430.600 Units
Maryland Traditional Trust 302                         28,811.784 Units
Virginia Traditional Trust 296                         26,982.438 Units
National Insured Trust 286                             76,868.780 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                                           Connecticut           Maryland

                                                                        Traditional Trust   Traditional Trust

                                                                               270                 302

---------------------------------------------------------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...................................   $    2,450,000      $    2,860,000

Number of Units......................................................       24,372.600          28,811.784

Fractional Undivided Interest in

  Trust Per Unit.....................................................   1/  24,372.600      1/  28,811.784

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust............................   $    2,591,799      $    3,012,930

    Plus Sales Charge <F1>...........................................   $      123,194      $      165,922

      Total..........................................................   $    2,714,993      $    3,178,852

    Divided by Number of Units.......................................   $    111.40         $    110.33

    Plus Cash Per Unit <F2>..........................................   $(     0.52)        $(     0.02)

    Public Offering Price Per Unit <F3>..............................   $    110.88         $    110.31

Redemption Price Per Unit (exclusive of

  accrued interest)..................................................   $    105.83         $    104.55

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)....................................   $    105.83         $    104.55

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.....................................   $      5.05         $      5.76

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit................................   $      5.05         $      5.76

    Par Value Per Unit <F4>..........................................   $    100.33         $     99.24

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income...........................................   $      6.2460       $      5.9728

    Less Estimated Annual Expense....................................   $      0.2263       $      0.2174

    Net Annual Interest Income.......................................   $      6.0197       $      5.7554

Daily Rate of Accrual Per Unit.......................................   $      0.01672      $      0.01599

Trustee's Annual Fee per $1000 principal (6).........................   $      1.7240       $      1.7190

Estimated Current Return <F5>........................................          5.43%               5.22%

Estimated Long Term Return <F5>......................................          3.87%               4.02%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the Connecticut

Traditional Trust 270 and Maryland Traditional Trust 302, respectively,

$110.88 and $110.31, accrued interest to the settlement date of $.13 and $.11,

for a total price of $111.01 and $110.42, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for Connecticut Traditional Trust 270 and Maryland Traditional

Trust 302 will be $1.4040 and $1.3990, under the quarterly distribution option and $1.2140 and $1.2090, under the semi-annual distribution option.






      PAGE   4






                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                                             Virginia

                                                                        Traditional Trust    National Insured

                                                                               296              Trust 286

---------------------------------------------------------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...................................   $    2,685,000      $    7,645,000

Number of Units......................................................       26,788.438          76,060.780

Fractional Undivided Interest in

  Trust Per Unit.....................................................   1/  26,788.438      1/  76,060.780

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust............................   $    2,878,696      $    8,122,586

    Plus Sales Charge <F1>...........................................   $      133,782      $      377,230

      Total..........................................................   $    3,012,478      $    8,499,816

    Divided by Number of Units.......................................   $    112.45         $    111.75

    Plus Cash Per Unit <F2>..........................................   $      0.10         $(     0.04)

    Public Offering Price Per Unit <F3>..............................   $    112.55         $    111.71

Redemption Price Per Unit (exclusive of

  accrued interest)..................................................   $    107.56         $    106.75

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)....................................   $    107.56         $    106.75

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.....................................   $      4.99         $      4.96

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit................................   $      4.99         $      4.96

    Par Value Per Unit <F4>..........................................   $    100.84         $    100.89

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income...........................................   $      6.3287       $      6.4385

    Less Estimated Annual Expense....................................   $      0.2116       $      0.2065

    Net Annual Interest Income.......................................   $      6.1171       $      6.2320

Daily Rate of Accrual Per Unit.......................................   $      0.01699      $      0.01731

Trustee's Annual Fee per $1000 principal (6).........................   $      1.8420       $      1.8530

Estimated Current Return <F5>........................................          5.44%               5.58%

Estimated Long Term Return <F5>......................................          3.88%               4.11%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the Virginia Traditional

Trust 296 and National Insured Trust 286, respectively, $112.55 and $111.71,

accrued interest to the settlement date of $.12 and $.10, for a total price of

$112.67 and $111.81, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for Virginia Traditional Trust 296 and National Insured Trust

286 will be $1.5220 and $1.5330, under the quarterly distribution option and

$1.3320 and $1.3430, under the semi-annual distribution option.






      PAGE   5






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established ...................................................................  December 16, 1994

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   6
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                        CONNECTICUT TRADITIONAL TRUST 270

                                   (Series 774)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,320,458) (Note 1) ............... $   2,557,980

     Receivable from investments sold, called or matured ........        21,295

     Accrued interest receivable ................................        41,735

                                                                  --------------



               Total assets ..................................... $   2,621,010

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      33,726

     Payable to unitholders for units redeemed ..................        20,992

     Accrued trustee and evaluator fees .........................           695

                                                                  --------------



               Total liabilities ................................ $      55,413

                                                                  --------------



               Net assets, applicable to 24,431 units of

                 fractional undivided interest outstanding ...... $   2,565,597

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,474,601

       Less initial underwriting commission (Note 1) ............  (    170,241)

                                                                  --------------

                                                                  $   3,304,360

     Less cost of 10,569 units redeemed .........................  (  1,106,848)

                                                                  --------------

                                                                  $   2,197,512

     Undistributed net investment income ........................        14,049

     Unrealized appreciation (depreciation) of investments ......       237,522

     Accumulated net realized gain (loss) from

       investment transactions ..................................       116,514

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,565,597

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      16,939        $     104.44    $       .58    $     105.02

     Quarterly................       3,645              104.44            .58          105.02

     Semi-Annual..............       3,847              104.44            .58          105.02

                                ---------------  ============  ==============  ===========

                                    24,431

                                ===============







See accompanying notes to financial statements.



      PAGE   7
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                     CONNECTICUT TRADITIONAL TRUST 270

                                                (Series 774)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       160,033   $       181,065   $       190,952

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,601   $         5,132   $         5,541

    Evaluator fees ..................................              437               500               524

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         5,038   $         5,632   $         6,065

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       154,995   $       175,433   $       184,887

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        16,743   $        51,982   $        18,244

    Net change in unrealized appreciation or

      depreciation of investments ...................           15,639    (      226,196)           63,251

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        32,382   $(      174,214)  $        81,495

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       187,377   $         1,219   $       266,382

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       154,995   $       175,433   $       184,887

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           16,743            51,982            18,244

  Net change in unrealized appreciation or

    depreciation of investments .....................           15,639    (      226,196)           63,251

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       187,377   $         1,219   $       266,382

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      155,104)  $(      177,405)  $(      185,589)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      155,104)  $(      177,405)  $(      185,589)

                                                       ----------------  ----------------  ----------------



Redemption of 1,861, 3,777 and

    1,271 units, respectively .......................  $(      192,643)  $(      396,572)  $(      138,529)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      160,370)  $(      572,758)  $(       57,736)



Net assets at beginning of year .....................        2,725,967         3,298,725         3,356,461

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $14,049,$14,159 and $16,130,respectively) ..........  $     2,565,597   $     2,725,967   $     3,298,725

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   8
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                 CONNECTICUT TRADITIONAL TRUST 270

                                                            (Series 774)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    500,000        State of Connecticut, General Fund Obligation        2004 at 102         AA-         A1     $    526,425

                     Bonds, 1994 Series A, Issued By Connecticut

                     Development Authority, (General Obligation Bonds.)

                     6.375% Due 10/15/2024.



     455,000        State of Connecticut, Health and Educational         2003 at 101         AAA        Aaa          457,534

                     Facilities Authority Revenue Bonds, Manchester

                     Memorial Hospital Issue, Series D, (MBIA Insured.)

                     5.750% Due 7/1/2022.



      10,000        State of Connecticut, Clean Water Fund Revenue       2004 at 102         AAA        Aaa           10,283

                     Bonds, 1994 Series, 5.800% Due 6/1/2016.



      30,000        State of Connecticut, Clean Water Fund Revenue       2004 at 102         AAA        Aaa           31,625

                     Bonds, 1994 Series, 5.800% Due 6/1/2016. (Escrow

                     Secured To Optional Redemption Date.)



     385,000        State of Connecticut, Health and Educational         2004 at 102         AA-         A1          401,505

                     Facilities Authority, Revenue Bonds, Nursing Home

                     Program Issue, Series 1994 (St. Camillus Health

                     Center Project), (General Obligation Bonds.)

                     6.250% Due 11/1/2018.



     400,000        State of Connecticut, Health and Educational         2004 at 101         AAA        Aaa          433,520

                     Facilities Authority, Revenue Bonds, Choate

                     Rosemary Hall Issue, Series A, (MBIA Insured.)

                     7.000% Due 7/1/2025. (Escrow Secured To Optional

                     Redemption Date.)



     345,000        State of Connecticut Health and Educational          2004 at 102         AAA        Aaa          353,170

                     Facilities Authority, Revenue Bonds, New Britain

                     General Hospital Issue, Series B, (AMBAC Insured.)

                     6.000% Due 7/1/2024.



     325,000        State of Connecticut, Special Tax Obligation Bonds,  2004 at 101         AAA        Aaa          343,918

                     Transportation Infrastructure Purposes, 1994

                     Series B, (FGIC Insured.) 6.100% Due 10/1/2011.

                     (Escrow Secured To Optional Redemption Date.)



------------                                                                                                    ------------

$  2,450,000                                                                                                    $  2,557,980

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE   9






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                 CONNECTICUT TRADITIONAL TRUST 270

                                                            (Series 774)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on three Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Health Care

Facility Revenue,  2; Water And/or Sewer Revenue,  1.  To the extent that the legal obligor on any Bond held in the Trust fails to pay interest and principal thereon, the interest income to the Trust would be reduced and the aggregate principal amount payable to the Trust upon maturity of such Bond would not be received by the Trust and, therefore, would not be available for distribution to Unitholders.



Insurance guaranteeing prompt payment of interest and principal on certain of the Bonds in the Trust has been obtained by the issuer or underwriter of such

Bonds from a commercial insurer.  33% of the aggregate principal amount of

Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue but which are covered by such insurance.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Eight issue(s) in the Trust were rated by Standard & Poor's Corporation as follows: 6--AAA, 2--AA-.  Eight issue(s) were rated by Moody's Investors

Service, Inc. as follows: 6--Aaa, 2--A1.  The Bond Portfolio consists of 8 obligations issued by entities located in Connecticut.

      PAGE  10
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                          MARYLAND TRADITIONAL TRUST 302

                                   (Series 774)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,640,024) (Note 1) ............... $   2,971,900

     Accrued interest receivable ................................        55,878

                                                                  --------------



               Total assets ..................................... $   3,027,778

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      40,454

     Accrued trustee and evaluator fees .........................           813

                                                                  --------------



               Total liabilities ................................ $      41,267

                                                                  --------------



               Net assets, applicable to 28,812 units of

                 fractional undivided interest outstanding ...... $   2,986,511

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,367,668

       Less initial underwriting commission (Note 1) ............  (    165,001)

                                                                  --------------

                                                                  $   3,202,667

     Less cost of 6,188 units redeemed ..........................  (    632,648)

                                                                  --------------

                                                                  $   2,570,019

     Undistributed net investment income ........................        15,311

     Unrealized appreciation (depreciation) of investments ......       331,876

     Accumulated net realized gain (loss) from

       investment transactions ..................................        69,305

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,986,511

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      20,961        $     103.12    $       .53    $     103.65

     Quarterly................       3,743              103.12            .53          103.65

     Semi-Annual..............       4,108              103.12            .53          103.65

                                ---------------  ============  ==============  ===========

                                    28,812

                                ===============







See accompanying notes to financial statements.



      PAGE  11
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                       MARYLAND TRADITIONAL TRUST 302

                                                (Series 774)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       173,829   $       176,918   $       184,104

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         5,130   $         5,258   $         5,554

    Evaluator fees ..................................              491               502               522

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         5,621   $         5,760   $         6,076

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       168,208   $       171,158   $       178,028

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         3,324   $        10,831   $        21,506

    Net change in unrealized appreciation or

      depreciation of investments ...................           82,493    (      231,961)           50,250

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        85,817   $(      221,130)  $        71,756

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       254,025   $(       49,972)  $       249,784

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       168,208   $       171,158   $       178,028

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            3,324            10,831            21,506

  Net change in unrealized appreciation or

    depreciation of investments .....................           82,493    (      231,961)           50,250

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       254,025   $(       49,972)  $       249,784

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      168,360)  $(      171,564)  $(      178,704)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      168,360)  $(      171,564)  $(      178,704)

                                                       ----------------  ----------------  ----------------



Redemption of 454, 625 and

    1,291 units, respectively .......................  $(       45,448)  $(       65,873)  $(      138,351)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $        40,217   $(      287,409)  $(       67,271)



Net assets at beginning of year .....................        2,946,294         3,233,703         3,300,974

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $15,311,$15,463 and $15,869,respectively) ..........  $     2,986,511   $     2,946,294   $     3,233,703

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  12
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MARYLAND TRADITIONAL TRUST 302

                                                            (Series 774)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    360,000        Maryland Health and Higher Educational Facilities    2003 at 102          A          A      $    328,075

                     Authority, Project and Refunding Revenue Bonds,

                     Peninsula Regional Medical Center Issue, Series

                     1993, 5.000% Due 7/1/2023. (Original issue

                     discount bonds delivered on or about October 28,

                     1993 at a price of 93.410% of principal amount.)



     445,000        Maryland Health and Higher Educational Facilities    2004 at 102         AAA        Aaa          462,382

                     Authority, Revenue Bonds, Maryland General

                     Hospital Issue, Series 1994, (MBIA Insured.)

                     6.200% Due 7/1/2024.



     185,000        University of Maryland System, Auxiliary Facility    2003 at 102         AA+        Aa3          189,336

                     and Tuition Revenue Bonds, 1993 Series A, 5.500%

                     Due 4/1/2012.



      85,000        Maryland Water Quality Financing Administration,     2004 at 100          AA        Aa2           89,727

                     Revolving Loan Fund Revenue Bonds, Series 1994 A,

                     6.375% Due 9/1/2010.



     345,000        Carroll County, Maryland, General Obligation Bonds,  2004 at 102          AA        Aa3          369,133

                     County Commissioners of Carroll County,

                     Consolidated Public Improvement Bonds of 1994,

                     6.500% Due 10/1/2024.



     490,000        Morgan State University, Maryland, Academic Fees     No Optional Call    AAA        Aaa          541,925

                     and Auxiliary Facilities Fees, Revenue Refunding

                     Bonds, 1993 Series, (MBIA Insured.) 6.050% Due

                     7/1/2015.



     450,000        Prince George's County, Maryland, Certificates of    2004 at 102         AAA        Aaa          472,887

                     Participation (Real Estate Acquisition Program

                     II), Series 1994, (MBIA Insured.) 6.000% Due

                     9/15/2014.



     500,000        Prince George's County, Maryland, Pollution Control  2003 at 102          A          A1          518,435

                     Revenue Refunding Bonds (Potomac Electric

                     Project), 1993 Series, 6.375% Due 1/15/2023.



------------                                                                                                    ------------

$  2,860,000                                                                                                    $  2,971,900

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  13






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MARYLAND TRADITIONAL TRUST 302

                                                            (Series 774)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Education Revenue,  2; Power Revenue,  1; Health Care Facility

Revenue,  2; Municipal Lease Revenue,  1; Water And/or Sewer Revenue,  1.  To

the extent that the legal obligor on any Bond held in the Trust fails to pay interest and principal thereon, the interest income to the Trust would be reduced and the aggregate principal amount payable to the Trust upon maturity of such Bond would not be received by the Trust and, therefore, would not be available for distribution to Unitholders.



Approximately 24% and 28% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Education Revenue and Health Care Facility Revenue,

respectively.  Insurance guaranteeing prompt payment of interest and principal on certain of the above Bonds has been obtained by the issuer or underwriter of such Bonds from a commercial insurer.  17% and 16% of the aggregate principal amount of the Bonds, included in the above amount, are obligations of issuers whose revenues are primarily derived from the sale or service of

Education Revenue and Health Care Facility Revenue, respectively, but which are covered by such insurance.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 13% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



Eight issue(s) in the Trust were rated by Standard & Poor's Corporation as follows: 3--AAA, 1--AA+, 2--AA, 2--A.  Eight issue(s) were rated by Moody's

Investors Service, Inc. as follows: 3--Aaa, 1--Aa2, 2--Aa3, 1--A1, 1--A.  The

Bond Portfolio consists of 8 obligations issued by entities located in

Maryland.

      PAGE  14
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                          VIRGINIA TRADITIONAL TRUST 296

                                   (Series 774)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,556,728) (Note 1) ............... $   2,858,827

     Accrued interest receivable ................................        38,912

                                                                  --------------



               Total assets ..................................... $   2,897,739

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      26,705

     Accrued trustee and evaluator fees .........................           779

                                                                  --------------



               Total liabilities ................................ $      27,484

                                                                  --------------



               Net assets, applicable to 26,982 units of

                 fractional undivided interest outstanding ...... $   2,870,255

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,481,175

       Less initial underwriting commission (Note 1) ............  (    170,563)

                                                                  --------------

                                                                  $   3,310,612

     Less cost of 8,018 units redeemed ..........................  (    848,405)

                                                                  --------------

                                                                  $   2,462,207

     Undistributed net investment income ........................        15,335

     Unrealized appreciation (depreciation) of investments ......       302,099

     Accumulated net realized gain (loss) from

       investment transactions ..................................        90,614

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,870,255

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      13,930        $     105.81    $       .57    $     106.38

     Quarterly................       5,283              105.81            .57          106.38

     Semi-Annual..............       7,769              105.81            .57          106.38

                                ---------------  ============  ==============  ===========

                                    26,982

                                ===============







See accompanying notes to financial statements.



      PAGE  15
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                       VIRGINIA TRADITIONAL TRUST 296

                                                (Series 774)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       175,805   $       188,263   $       200,913

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,450   $         4,792   $         5,174

    Evaluator fees ..................................              474               505               540

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,924   $         5,297   $         5,714

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       170,881   $       182,966   $       195,199

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        15,830   $        18,311   $        35,641

    Net change in unrealized appreciation or

      depreciation of investments ...................           56,690    (      190,984)           27,388

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        72,520   $(      172,673)  $        63,029

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       243,401   $        10,293   $       258,228

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       170,881   $       182,966   $       195,199

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           15,830            18,311            35,641

  Net change in unrealized appreciation or

    depreciation of investments .....................           56,690    (      190,984)           27,388

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       243,401   $        10,293   $       258,228

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      171,417)  $(      183,899)  $(      196,517)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      171,417)  $(      183,899)  $(      196,517)

                                                       ----------------  ----------------  ----------------



Redemption of 1,623, 1,657 and

    2,550 units, respectively .......................  $(      168,493)  $(      175,861)  $(      277,381)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(       96,509)  $(      349,467)  $(      215,670)



Net assets at beginning of year .....................        2,966,764         3,316,231         3,531,901

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $15,335,$15,869 and $16,802,respectively) ..........  $     2,870,255   $     2,966,764   $     3,316,231

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  16
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   VIRGINIA TRADITIONAL TRUST 296

                                                            (Series 774)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    380,000        Virginia Housing Development Authority,              2003 at 102         AA+        Aa1     $    391,894

                     Multi-Family Housing Bonds, 1993 Series E, 5.700%

                     Due 11/1/2012.



      15,000        Virginia Public Building Authority, State Building   2004 at 101          AA         Aa           15,918

                     Revenue Bonds, Series 1994 A, 6.250% Due 8/1/2015.

                     (Escrow Secured To Optional Redemption Date.)



     240,000        Industrial Development Authority of Augusta County,  2003 at 102         AAA        Aaa          242,069

                     Virginia, Hospital Refunding Revenue Bonds

                     (Augusta Hospital Corporation), Series 1993,

                     (AMBAC Insured.) 5.500% Due 9/1/2015.



     325,000        Blacksburg-Virginia Polytechnic Institute            2004 at 102          A         Baa1         352,735

                     Sanitation Authority (Virginia), Sewer System

                     Revenue Bonds, Series of 1994, 6.600% Due

                     11/1/2011. (Escrow Secured To Optional Redemption

                     Date.)



     445,000        Industrial Development Authority of the County of    2005 at 102          AA        Aa2          490,777

                     Henrico, Virginia, Public Facility Lease Revenue

                     Bonds (Henrico County Regional Jail Project),

                     Series 1994, 7.125% Due 8/1/2021.



     370,000        Prince William County Service Authority (Virginia),  2003 at 102         AAA        Aaa          349,424

                     Water and Sewer System Refunding Revenue Bonds,

                     Series 1993, (FGIC Insured.) 5.000% Due 7/1/2021.



     500,000        Richmond (Virginia), Redevelopment and Housing       2005 at 102         AAA        Aaa          543,140

                     Authority, Project Revenue Bonds (1994 Old

                     Manchester Project), Series 1994, (CGIC Insured.)

                     6.800% Due 3/1/2015.



      60,000        Industrial Development Authority of the City of      2004 at 102          AA         --           63,786

                     Winchester (Virginia), Educational Facilities

                     First Mortgage Revenue Bonds (Shenandoah

                     University Project), Series 1994, (ASSET

                     GUARANTEED.) 6.800% Due 10/1/2024.





      PAGE  17






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   VIRGINIA TRADITIONAL TRUST 296

                                                            (Series 774)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    375,000        Industrial Development Authority of the City of      2004 at 102          AA         --     $    409,084

                     Winchester (Virginia), Educational Facilities

                     First Mortgage Revenue Bonds (Shenandoah

                     University Project), Series 1994, (ASSET

                     GUARANTEED.) 6.800% Due 10/1/2024. (Escrow Secured

                     To Optional Redemption Date.)



------------                                                                                                    ------------

$  2,710,000                                                                                                    $  2,858,827

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



All of the issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  Payment of principal and interest on three Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The sources of payment for the remaining issues in the Trust are divided as follows: Education

Revenue,  1; Health Care Facility Revenue,  1; Multi-Family Housing Revenue,

1; Municipal Lease Revenue,  2; Water And/or Sewer Revenue,  1.  To the extent that the legal obligor on any Bond held in the Trust fails to pay interest and principal thereon, the interest income to the Trust would be reduced and the aggregate principal amount payable to the Trust upon maturity of such Bond would not be received by the Trust and, therefore, would not be available for distribution to Unitholders.



Approximately 35% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Municipal Lease Revenue.  Insurance guaranteeing prompt payment of interest and principal on certain of the above Bonds has been obtained by the issuer or underwriter of such Bonds from a commercial insurer.  18% of the aggregate principal amount of the Bonds, included in the above amount, are obligations of issuers whose revenues are primarily derived from the sale or service of Municipal Lease Revenue, but which are covered by such insurance.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Nine issue(s) in the Trust were rated by Standard & Poor's Corporation as follows: 3--AAA, 1--AA+, 4--AA, 1--A.  Seven issue(s) were rated by Moody's

Investors Service, Inc. as follows: 3--Aaa, 1--Aa1, 1--Aa, 1--Aa2, 1--Baa1.

The Bond Portfolio consists of 9 obligations issued by entities located in

Virginia.

      PAGE  18
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            NATIONAL INSURED TRUST 286

                                   (Series 774)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $7,348,272) (Note 1) ............... $   8,099,573

     Accrued interest receivable ................................       134,420

                                                                  --------------



               Total assets ..................................... $   8,233,993

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $     100,652

     Accrued trustee and evaluator fees .........................         2,307

                                                                  --------------



               Total liabilities ................................ $     102,959

                                                                  --------------



               Net assets, applicable to 76,869 units of

                 fractional undivided interest outstanding ...... $   8,131,034

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 100,000 units sold ........... $  10,019,766

       Less initial underwriting commission (Note 1) ............  (    490,926)

                                                                  --------------

                                                                  $   9,528,840

     Less cost of 23,131 units redeemed .........................  (  2,459,656)

                                                                  --------------

                                                                  $   7,069,184

     Undistributed net investment income ........................        41,777

     Unrealized appreciation (depreciation) of investments ......       751,301

     Accumulated net realized gain (loss) from

       investment transactions ..................................       268,772

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   8,131,034

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      53,589        $     105.23    $       .54    $     105.77

     Quarterly................       5,624              105.23            .54          105.77

     Semi-Annual..............      17,656              105.23            .54          105.77

                                ---------------  ============  ==============  ===========

                                    76,869

                                ===============







See accompanying notes to financial statements.



      PAGE  19
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         NATIONAL INSURED TRUST 286

                                                (Series 774)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       508,677   $       544,519   $       565,670

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $        12,738   $        13,641   $        14,578

    Evaluator fees ..................................            1,352             1,439             1,492

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $        14,090   $        15,080   $        16,070

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       494,587   $       529,439   $       549,600

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        52,828   $        48,436   $        35,735

    Net change in unrealized appreciation or

      depreciation of investments ...................           32,520    (      627,977)           83,678

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        85,348   $(      579,541)  $       119,413

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       579,935   $(       50,102)  $       669,013

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       494,587   $       529,439   $       549,600

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           52,828            48,436            35,735

  Net change in unrealized appreciation or

    depreciation of investments .....................           32,520    (      627,977)           83,678

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       579,935   $(       50,102)  $       669,013

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      496,930)  $(      531,697)  $(      550,800)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      496,930)  $(      531,697)  $(      550,800)

                                                       ----------------  ----------------  ----------------



Redemption of 5,575, 3,868 and

    2,180 units, respectively .......................  $(      578,765)  $(      420,429)  $(      241,507)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      495,760)  $(    1,002,228)  $(      123,294)



Net assets at beginning of year .....................        8,626,794         9,629,022         9,752,316

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $41,777,$44,120 and $46,378,respectively) ..........  $     8,131,034   $     8,626,794   $     9,629,022

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  20
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 286

                                                            (Series 774)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$  1,445,000        State Public Works Board of the State of             2004 at 102         AAA        Aaa     $  1,588,937

                     California, Lease Revenue Bonds (Department of

                     Corrections), 1994 Series A (California State

                     Prison-Monterey County (Soledad II)), 6.875% Due

                     11/1/2014. (Escrow Secured To Optional Redemption

                     Date.)



     965,000        Board of Governors of State Colleges and             2004 at 102         AAA        Aaa        1,009,023

                     Universities (Illinois), Eastern Illinois

                     University, Auxiliary Facilities System Revenue

                     Bonds, Series 1994A, 6.375% Due 4/1/2016.



      10,000        Metropolitan Pier and Exposition Authority           2003 at 102         AAA        Aaa           10,604

                     (Illinois), McCormick Place Expansion Project

                     Bonds, Series 1992A, 6.500% Due 6/15/2027. (Escrow

                     Secured To Optional Redemption Date.)



   1,000,000        Lexington-Fayette Urban County Government            2004 at 102         AAA        Aaa        1,062,380

                     (Kentucky), Governmental Project Revenue Bonds,

                     Series 1994 (University of Kentucky Alumni

                     Association, Inc. Commonwealth Library Project),

                     6.750% Due 11/1/2024.



     880,000        Independent School District 622 (North St.           2005 at 100         AAA        Aaa          959,790

                     Paul-Maplewood-Oakdale), Minnesota, General

                     Obligation School Building Bonds, Series 1994A,

                     7.100% Due 2/1/2019. (Escrow Secured To Optional

                     Redemption Date.)



     915,000        The Pollution Control Financing Authority of Salem   2004 at 102         AAA        Aaa          928,725

                     County (New Jersey), Pollution Control Revenue

                     Refunding Bonds, 1994 Series B (Public Service

                     Electric and Gas Company Project), 6.250% Due

                     6/1/2031.



     435,000        New York City (New York), Municipal Water Finance    2004 at 101         AAA        Aaa          427,496

                     Authority, Water and Sewer System Revenue Bonds,

                     Fixed Rate Fiscal 1994 Series B, 5.375% Due

                     6/15/2019.





      PAGE  21






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 286

                                                            (Series 774)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    210,000        Bexar County (Texas), Health Facilities Development  2004 at 102         AAA        Aaa     $    228,257

                     Corporation, Hospital Revenue Bonds (Baptist

                     Memorial Hospital System Project), Series 1994,

                     6.750% Due 8/15/2019. (Escrow Secured To Optional

                     Redemption Date.)



     940,000        Matagorda County Navigation District Number One      2003 at 102         AAA        Aaa          949,804

                     (Texas), Pollution Control Revenue Refunding Bonds

                     (Central Power and Light Company Project), Series

                     1993, 6.000% Due 7/1/2028.



     930,000        Washington Public Power Supply System, Nuclear       2003 at 102         AAA        Aaa          934,557

                     Project No. 1 Refunding Revenue Bonds, Series

                     1993A, 5.700% Due 7/1/2017.



------------                                                                                                    ------------

$  7,730,000                                                                                                    $  8,099,573

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



All of the issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  Payment of principal and interest on four Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The sources of payment for the remaining issues in the Trust are divided as follows: Education

Revenue,  2; Power Revenue,  3; Water And/or Sewer Revenue,  1.



Approximately 25% and 36% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Education Revenue and Power Revenue, respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc. 19%  of the Bonds

comprise issues of entities located in the state of California.  The Bond

Portfolio consists of 10 obligations issued by entities located in 8 states.

      PAGE  22
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  23
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 774:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 774 (comprising, Connecticut Traditional Trust 270, Maryland Traditional Trust 302, Virginia Traditional Trust 296 and National Insured Trust 286), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 774, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  24
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  25
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 27, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 774
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 27, 2001
 DOCUMENT
   TYPE  EX-27.1 TRAD STATE CT 270
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925855
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  774
   NAME  CONNECTICUT TRADITIONAL TRUST
   NUMBER  270
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,320,458
   INVESTMENTS-AT-VALUE     2,557,980
   RECEIVABLES        63,030
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,621,010
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        55,413
   TOTAL-LIABILITIES        55,413
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    24,431
   SHARES-COMMON-PRIOR    26,292
   ACCUMULATED-NII-CURRENT        14,049
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       116,514
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       237,522
   NET-ASSETS     2,565,597
   DIVIDEND-INCOME  0
   INTEREST-INCOME       160,033
   OTHER-INCOME  0
   EXPENSES-NET         5,038
   NET-INVESTMENT-INCOME       154,995
   REALIZED-GAINS-CURRENT        16,743
   APPREC-INCREASE-CURRENT        15,639
   NET-CHANGE-FROM-OPS       187,377
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       155,104
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED    10,569
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -160,370
   ACCUMULATED-NII-PRIOR        14,159
   ACCUMULATED-GAINS-PRIOR        99,771
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 TRAD STATE VA 296
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925855
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  774
   NAME  VIRGINIA TRADITIONAL TRUST
   NUMBER  296
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,556,728
   INVESTMENTS-AT-VALUE     2,858,827
   RECEIVABLES        38,912
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,897,739
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        27,484
   TOTAL-LIABILITIES        27,484
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    26,982
   SHARES-COMMON-PRIOR    28,605
   ACCUMULATED-NII-CURRENT        15,335
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        90,614
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       302,099
   NET-ASSETS     2,870,255
   DIVIDEND-INCOME  0
   INTEREST-INCOME       175,805
   OTHER-INCOME  0
   EXPENSES-NET         4,924
   NET-INVESTMENT-INCOME       170,881
   REALIZED-GAINS-CURRENT        15,830
   APPREC-INCREASE-CURRENT        56,690
   NET-CHANGE-FROM-OPS       243,401
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       171,417
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     8,018
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS       -96,509
   ACCUMULATED-NII-PRIOR        15,869
   ACCUMULATED-GAINS-PRIOR        74,784
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 TRAD STATE MD 302
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925855
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  774
   NAME  MARYLAND TRADITIONAL TRUST
   NUMBER  302
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,640,024
   INVESTMENTS-AT-VALUE     2,971,900
   RECEIVABLES        55,878
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,027,778
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        41,267
   TOTAL-LIABILITIES        41,267
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    28,812
   SHARES-COMMON-PRIOR    29,266
   ACCUMULATED-NII-CURRENT        15,311
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        69,305
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       331,876
   NET-ASSETS     2,986,511
   DIVIDEND-INCOME  0
   INTEREST-INCOME       173,829
   OTHER-INCOME  0
   EXPENSES-NET         5,621
   NET-INVESTMENT-INCOME       168,208
   REALIZED-GAINS-CURRENT         3,324
   APPREC-INCREASE-CURRENT        82,493
   NET-CHANGE-FROM-OPS       254,025
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       168,360
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     6,188
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS        40,217
   ACCUMULATED-NII-PRIOR        15,463
   ACCUMULATED-GAINS-PRIOR        65,981
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.4 NAT INS 286
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925855
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  774
   NAME  NATIONAL INSURED TRUST
   NUMBER  286
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     7,348,272
   INVESTMENTS-AT-VALUE     8,099,573
   RECEIVABLES       134,420
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     8,233,993
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES       102,959
   TOTAL-LIABILITIES       102,959
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    76,869
   SHARES-COMMON-PRIOR    82,444
   ACCUMULATED-NII-CURRENT        41,777
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       268,772
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       751,301
   NET-ASSETS     8,131,034
   DIVIDEND-INCOME  0
   INTEREST-INCOME       508,677
   OTHER-INCOME  0
   EXPENSES-NET        14,090
   NET-INVESTMENT-INCOME       494,587
   REALIZED-GAINS-CURRENT        52,828
   APPREC-INCREASE-CURRENT        32,520
   NET-CHANGE-FROM-OPS       579,935
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       496,930
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD   100,000
   NUMBER-OF-SHARES-REDEEMED    23,131
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -495,760
   ACCUMULATED-NII-PRIOR        44,120
   ACCUMULATED-GAINS-PRIOR       215,944
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0